Common Shares and Common Stock Subscribed (Details Narrative) - USD ($)				12 Months Ended
	Mar. 20, 2015	Feb. 02, 2015	May 20, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 28, 2015	Dec. 21, 2015	Aug. 31, 2011
Proceeds received from issuance of common stock subscription, amount						$ 100,000	$ 50,000	$ 50,000
Common shares issued from subscriptions						10,000,000	5,000,000
Price per share of common shares issued						$ 0.01	$ .01
Share issuance costs incurred						$ 10,000
Common Shares
Shares issued for cash, shares	5,000,000	10,000,000	69,000,000	15,000,000	69,000,000
Shares issued for cash, amount	$ 50,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000
Shares issued for cash, price per share	$ 0.01	$ 0.01
Shares issued for services, shares		500,000		500,000	2,000,000
Shares issued for services, amount		$ 5,900		$ 5,900	$ 88,190
Shares issued upon conversion of convertible notes payable and accrued interest, shares				23,944,123	18,427,675
Shares issued upon conversion of convertible notes payable and accrued interest, amount				$ 442,282	$ 683,856